Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Accounts receivable, net
Accounts receivable, net

8.  Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Product sales and online marketplace receivables	380,938	2,043,243
Online payment processing transactions receivables	35,083	182,412
Advertising receivables	44,372	62,705
Others	43,466	219,567
Allowance for doubtful accounts
Balance at beginning of the year	(1,877)	(1,770)
Additions	(559)	(72,608)
Reversals	666	868
Write-offs	—	1,839
Balance at end of the year	(1,770)	(71,671)
Accounts receivable, net	502,089	2,436,256

The value-added tax receivables from customers are recorded in product sales and online marketplace receivables.